Performance Management - Atlas U.S. Government Money Market Fund, Inc.	Jul. 28, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the Fund is a new fund that does not have a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Updated performance information is available at no cost by visiting https://www.atlas-am.com or calling 1 (855) 969-8440.

Performance One Year or Less [Text]	Because the Fund is a new fund that does not have a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	https://www.atlas-am.com
Performance Availability Phone [Text]	1 (855) 969-8440